Acquisition - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Oct. 30, 2020	Jun. 28, 2018	Feb. 21, 2018	Apr. 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					$ 0	$ 0	$ 700
weighted average useful life of intangible assets		7 years
Emza Visual Sense Ltd. [Member]
IFRS Statement [Line Items]
Acquisition-related costs								$ 195
Technology-based intangible assets recognised as of acquisition date		$ 6,282
Trademark-based intangible assets recognised as of acquisition date		1,800
Revenue of acquire since acquisition date								72
Profit (loss) from acquire since acquisition date								(2,858)
Revenue of combined entity as if combination occurred at beginning of period								723,605
Profit (loss) of combined entity as if combination occurred at beginning of period								7,291
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities				$ 2,230
Cash flows used in obtaining additional control of subsidiaries or other businesses classified as investing activities				$ 270
Consideration transferred, acquisition-date fair value		6,371
Liabilities incurred		400
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination								$ 1,662
Property, plant and equipment recognised as of acquisition date		27
Identifiable intangible assets recognised as of acquisition date		$ 8,545
Nano 3D Mastering Member [Member]
IFRS Statement [Line Items]
Consideration transferred, acquisition-date fair value			$ 1,400
Liabilities incurred			700
Property, plant and equipment recognised as of acquisition date			700
Identifiable intangible assets recognised as of acquisition date			400
Prepaid maintenance recognised as of acquisition date			$ 300
CM Visual Technology Corp
IFRS Statement [Line Items]
Revenue of acquire since acquisition date						1,231
Profit (loss) from acquire since acquisition date						(214)
Revenue of combined entity as if combination occurred at beginning of period						891,038
Profit (loss) of combined entity as if combination occurred at beginning of period						$ 46,361
Consideration transferred, acquisition-date fair value	$ 6,680
Percentage of Ownership	66.71%
Property, plant and equipment recognised as of acquisition date	$ 1,906
Identifiable intangible assets recognised as of acquisition date	$ 704